Loans and advances to clients (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Commercial and industrial	R$ 10,512,903	R$ 11,931,131
Real estate - Construction	589,884	418,342
Installment loans to individuals	24,545,476	22,795,733
Lease financing	20,644	7,792
Total	R$ 35,668,907	R$ 35,152,998